Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash	$ 2	$ 2